Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	€ 3,726.2	€ 3,479.0
United States | Total for all subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	177.6	158.2
United Kingdom | Total for all subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	529.6	511.7
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	€ 1,683.3	€ 1,469.0